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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 12/31/2014

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

IMMF - Institutional Money Market Fund
Schedule of Investments 12/31/2014 (unaudited)

			% of
Principal	Description	Amortized Cost	Net Assets

Repurchase Agreement
13,173,393.000	Wells Fargo Repo	13,173,393.00	10.76%
	0.07% due 1/ 2/15
13,173,393.000	TOTAL Repurchase Agreement	13,173,393.00	10.76%

Short-Term Invest
245,000.000	Amer Enter CD (SC)	245,000.00	0.20%
	57709 0.50% 01/15/15
245,000.000	Merrick Bank CD (SC)	245,000.00	0.20%
	34519 0.55% 01/15/15
245,000.000	EnerBank CD (SC)	245,000.00	0.20%
	57293 0.55% 01/23/15
248,641.370	NXT Bank, IA CD	248,641.37	0.20%
	16438 0.55% 01/28/15
245,000.000	Central Bk IL CD(SC)	245,000.00	0.20%
	11670 0.40% 02/05/15
250,000.000	Freedom Financial CD	250,000.00	0.20%
	35031 0.50% 02/07/15
245,000.000	Seaside Nat'l CD(SC)	245,000.00	0.20%
	58328 0.54% 02/14/15
50,150,168.520	American MoneyMarket	50,150,168.52	40.95%
	0.250%
245,000.000	Bank of the West	245,000.00	0.20%
	03514 - 0.210%
245,000.000	Cent S Bk-St Cent IM	245,000.00	0.20%
	10903 - 1.000%
245,000.000	Citizens St Bk-Pocah	245,000.00	0.20%
	26720 - 0.400%
245,000.000	Comm Svgs-Manchester	245,000.00	0.20%
	14633 - 0.400%
245,000.000	Comm Bank of Oelwein	245,000.00	0.20%
	34857 - 0.400%
245,000.000	Fidelity Bank-Huxley	245,000.00	0.20%
	14251 - 0.300%
245,000.000	FNB-Creston	245,000.00	0.20%
	04444 - 0.400%
245,000.000	Iowa State Bank	245,000.00	0.20%
	15808 - 0.300%
245,000.000	Nationwide Bk-Columb	245,000.00	0.20%
	34710 - 0.300%
245,000.000	FNB Creston	245,000.00	0.20%
	04503 - 0.250% Mthly
245,000.000	Treynor State Bk-IM	245,000.00	0.20%
	14812 - 0.500%
25,126,792.400	FNB Omaha ICS	25,126,792.40	20.52%
	0.250%
6,001,403.820	TD Savings (SC)	6,001,403.82	4.90%
	18409 - 0.27%
6,059,672.240	Wells Fargo Svg (SC)	6,059,672.24	4.95%
	03511 - 0.27%
245,000.000	Solera National Bank	245,000.00	0.20%
	58534 0.40% 03/07/15
245,000.000	Bank Leumi NY CD	244,989.32	0.20%
	0.35% 03/17/15
245,000.000	S & T Bank CD	245,000.00	0.20%
	0.40% 03/26/15
245,000.000	TriState Capital Ban	245,000.00	0.20%
	58457 0.70% 03/27/15
245,000.000	Citizens Bk Penn	245,000.00	0.20%
	0.35% 03/30/15
245,000.000	Citizens Bank NA/RI	245,000.00	0.20%
	0.35% 03/30/15
245,000.000	Mizuho Bank USA	245,000.00	0.20%
	0.35% 04/01/15
245,000.000	Santander Bk NA	245,000.00	0.20%
	0.40% 04/01/15
1,000,000.000	CDARS Frontier Bank	1,000,000.00	0.82%
	0.45% Due 04/09/15
1,500,000.000	CDARS Frontier Bank	1,500,000.00	1.22%
	0.40% Due 04/23/15
245,000.000	Synovus Bank, GA CD	245,000.00	0.20%
	0.40% 05/14/15
245,000.000	Bank of Rison CD	245,000.00	0.20%
	8730 0.75% 06/10/15
245,000.000	Discover Bank, DE CD	245,000.00	0.20%
	05649 0.40% 06/18/15
245,000.000	Bank of India, NY CD	245,000.00	0.20%
	33648 0.55% 06/24/15
245,000.000	Bank of Baroda CD	245,000.00	0.20%
	0.50% 06/26/15
245,000.000	St Bank of India, CD	245,000.00	0.20%
	33682 0.50% 06/26/15
245,000.000	Doral Bank CD (SC)	245,000.00	0.20%
	32102 0.80% 07/30/15
245,000.000	Comm Bk of CA CD (SC	245,000.00	0.20%
	00270 0.55% 08/11/15
245,000.000	Bank of China, NY CD	245,000.00	0.20%
	33653 0.65% 08/13/15
245,000.000	Safra Nat'l , NY CD	245,000.00	0.20%
	0.45% 08/14/15
245,000.000	Homestreet Bank CD	245,000.00	0.20%
	0.35% 09/02/15
245,000.000	Grand Ridge Ntl Bk	245,000.00	0.20%
	03674 0.65% 09/23/15
245,000.000	Peoples Bank AL (SC)	245,000.00	0.20%
	22537 0.34% 09/24/15
245,000.000	BankUnited NA CD	245,000.00	0.20%
	0.50% 09/25/15
245,000.000	Standard B&T Co CD	245,000.00	0.20%
	0.45% 09/25/15
245,000.000	Comenity Capital Bk	245,000.00	0.20%
	0.50% 09/29/15
245,000.000	Pacific Western Bk	245,000.00	0.20%
	0.55% 09/29/15
245,000.000	Beal Bank USA	245,000.00	0.20%
	0.50% 09/30/15
245,000.000	Southern First Bank	245,000.00	0.20%
	0.45% 09/30/2015
245,000.000	Goldman Sachs Bk USA	245,000.00	0.20%
	0.40% 10/01/15
245,000.000	Peoples United Bank	245,000.00	0.20%
	0.40% 10/01/15
245,000.000	TCF National Bk	245,000.00	0.20%
	0.40% 10/01/15
245,000.000	First Niagara Bk NY	245,000.00	0.20%
	0.50% 10/02/15
245,000.000	Apple Savings Bk	245,000.00	0.20%
	0.40% Due 10/08/15
245,000.000	Bremer Bk NA	245,000.00	0.20%
	0.40% Due 10/08/15
3,000,000.000	CDARS Frontier Bank	3,000,000.00	2.45%
	0.60% Due 10/08/15
245,000.000	Everbank FL CD	245,000.00	0.20%
	0.40% 10/15/15
245,000.000	Meridian Bk CD	245,000.00	0.20%
	0.35% 10/15/15
245,000.000	Medallion Bank UT CD	245,000.00	0.20%
	0.45% Due 10/19/15
1,500,000.000	CDARS Frontier Bank	1,500,000.00	1.22%
	0.50% Due 10/22/15
245,000.000	Hardin Cnty Bank	245,000.00	0.20%
	0.40% Due 10/23/15
248,578.220	Newburyport Bk,MA CD	248,578.22	0.20%
	90251 0.45% 11/29/15
245,000.000	Valley Cnt Svgs CD	245,000.00	0.20%
	0.40% Due 12/04/15
245,000.000	GE Capital Bk CD	245,000.00	0.20%
	0.40% Due 12/07/15
245,000.000	Bank Hapoalim NY CD	245,000.00	0.20%
	0.55% 12/11/15
246,967.840	OneWest Bank CD (SC)	246,967.84	0.20%
	58978 0.90% 12/26/15
246,497.920	Frontenac Bk CD (SC)	246,497.92	0.20%
	34986 0.56% 12/27/15
109,298,722.330	TOTAL Short-Term Inves	109,298,711.65	89.24%

122,472,115.330	TOTAL PORTFOLIO	122,472,104.65	100.00%

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF FEBRUARY 27, 2015, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

   David W. Miles, President

   February 27, 2015

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

David W. Miles, President, Principal Executive Officer

February 27, 2015

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

February 27, 2015